LEASED AUTOMOBILES HELD FOR SALE	12 Months Ended
Dec. 31, 2011
LEASED AUTOMOBILES HELD FOR SALE
LEASED AUTOMOBILES HELD FOR SALE

7.                            LEASED AUTOMOBILES HELD FOR SALE

Leased automobiles held for sale consist of the following:

	December 31,
	2010	2011
	RMB	RMB	US$

Leased automobiles held for sale
Opening balance	—	—	—
Additions	—	168,311	26,742
Sales	—	(18,311)	(2,909)
Ending balance	—	150,000	23,833

Less: accumulated depreciation	—	(2,251)	(358)

Leased automobiles held for sale, net	—	147,749	23,475

Depreciation expense was nil and RMB2,586 (US$411) for the years ended December 31, 2010 and 2011, respectively.